UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 22169

Dreyfus Institutional Reserves Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	12/31/12

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus

Institutional Reserves

Funds

ANNUAL REPORT December 31, 2012

Contents

The Funds
A Letter from the President	3
Discussion of Fund Performance	4
Understanding Your Fund’s Expenses	6
Comparing Your Fund’s Expenses
With Those of Other Funds	7
Statements of Investments	8
Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17
Notes to Financial Statements	20
Report of Independent Registered
Public Accounting Firm	24
Important Tax Information	25
Proxy Results	26
Information About the Renewal of
the Funds’ Management Agreement	27
Board Members Information	30
Officers of the Fund	31

For More Information
Back cover

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

• Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Dreyfus Institutional Reserves Funds

The Funds

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Institutional Reserves Funds, covering the 12-month period from January 1, 2012, through December 31, 2012. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Despite pronounced weakness during the spring of 2012, most financial markets advanced over the reporting period as investors responded to encouraging macroeconomic developments throughout the world. Employment gains in the United States, credible measures to prevent a more severe banking crisis in Europe, and the likelihood of a “soft landing” for China’s economy buoyed investor sentiment, as did aggressively accommodative monetary policies from central banks in the United States, Europe, Japan and China. However, as has been the case since December 2008, short-term interest rates and money market yields remained near historical lows in the United States.

We currently expect the U.S. and global economies to be modestly stronger in 2013, especially during the second half of the year.The U.S. economy seems likely to benefit from greater certainty regarding U.S. tax and fiscal policies, the resumption of postponed spending by businesses, and a continued housing recovery. We encourage you to discuss the implications of our economic analysis with your financial advisor, who can help you align your investments with the year’s challenges and opportunities.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
January 15, 2013

The Funds	3

DISCUSSION OF FUND PERFORMANCE (continued)

DISCUSSION OF
FUND PERFORMANCE

For the period of January 1, 2012, through December 31, 2012, as provided by Patricia A. Larkin, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended December 31, 2012, the three Dreyfus Institutional Reserves Funds listed below produced the following annualized yields and effective annualized yields:1

		Annualized
		Effective
	Yield (%)	Yield (%)
Dreyfus Institutional
Reserves Money Fund
Institutional Shares	0.12	0.12
Hamilton Shares	0.07	0.07
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares	0.02	0.02
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00
Classic Shares	0.00	0.00
Agency Shares	0.00	0.00
Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares	0.00	0.00
Hamilton Shares	0.00	0.00
Premier Shares	0.00	0.00

Yields of money market instruments remained near historical lows throughout the reporting period as the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged in a range between 0% and 0.25% despite evidence of more robust economic growth.

U.S. Economic Recovery Gained Momentum in 2012

The year 2012 began in the midst of a recovery from steep market declines stemming from adverse macroeconomic developments in the United States, Europe, and China in 2011. By January, investor sentiment was bolstered by better U.S. economic data, including accelerating manufacturing activity, a declining unemployment rate, and improving consumer confidence.

The recovery appeared to strengthen when the unemployment rate slid to 8.3% with a gain of 243,000 jobs in January and another 233,000 jobs in February. Despite a decrease to 120,000 new jobs created in March, the unemployment rate inched lower to 8.2%. However, due mainly to cuts in government spending, GDP grew at only a 2.0% annualized rate over the first quarter of 2012.

The economic expansion appeared to moderate in April. The unemployment rate fell to 8.1%, but only 77,000 jobs were added. May brought another month of subpar job creation and an uptick in the unemployment rate to 8.2%. The manufacturing sector contracted in June for the first time in three years, but U.S. housing prices climbed for the first time in seven months. For the second quarter of 2012, U.S. economic growth slowed to a 1.3% annualized rate.

August saw higher sales and prices in U.S. housing markets, an 8.1% unemployment rate, and higher personal income and expenditures. Corporate earnings proved healthier than many analysts expected. The economic recovery seemed to gain traction in September with the addition of 148,000 new jobs and a sharp drop in the unemployment rate to 7.8%, its lowest level since January 2009. The manufacturing sector rebounded after three months of modest declines, and the service sector posted its 33rd consecutive month of expansion. In the housing market, sales prices reached five-year highs. The U.S. economy grew at a 3.1% annualized rate during the third quarter of 2012.

The unemployment rate ticked higher in October to 7.9% as more workers joined the labor force and 184,000 private sector jobs were added. Manufacturing activity increased at a faster rate in October than in September, and home prices posted modest gains. In November, the unemployment rate remained steady while 146,000 new jobs were added. Home prices rose for the sixth straight month, and pending home sales reached their highest level in more than five years. However, manufacturing activity contracted slightly.

December brought more positive economic news, including the addition of 164,000 jobs to the labor force and a mild rebound in manufacturing activity. However, despite gains in real personal income, real personal consumption and personal savings in November, consumer confidence declined somewhat in December. In addition, retailers reported relatively sluggish sales during the 2012 holiday season.

Focusing on Quality and Liquidity

Money market yields remained near zero percent throughout the year, and yield differences along the market’s maturity spectrum stayed relatively narrow.

Therefore, we maintained the fund’s weighted average maturity in a position that was roughly in line with market averages, and we continued to focus on well-established issuers that historically have demonstrated good liquidity characteristics, including banks in Australia, Canada and Japan.

The Fed has maintained an aggressively accommodative monetary policy, including an open-ended quantitative easing program and a stated intention to leave short-term interest rates near current levels until mid-2015. Therefore, as we have for some time, we intend to maintain the fund’s focus on quality and liquidity.

January 15, 2013

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate and asset-backed securities holdings, while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

[1]	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields
fluctuate.Yields provided for the fund reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Funds	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemptions fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in each class of each fund from July 1, 2012 to December 31, 2012. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2012
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.70	$.96	$1.31	$1.31	$1.31
Ending value (after expenses)	$1,000.60	$1,000.40	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.19	.26	.26	.26
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.70	$.85	$.85	$.80	$.85
Ending value (after expenses)	$1,000.10	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Annualized expense ratio (%)	.14	.17	.17	.16	.17
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.50	$.50	$ —	$.50	—
Ending value (after expenses)	$1,000.00	$1,000.00	$ —	$1,000.00	—
Annualized expense ratio (%)	.10	.10	—	.10	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return.You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2012
	Institutional	Hamilton	Agency	Premier	Classic
	Shares	Shares	Shares	Shares	Shares
Dreyfus Institutional Reserves
Money Fund
Expenses paid per $1,000†	$.71	$.97	$1.32	$1.32	$1.32
Ending value (after expenses)	$1,024.43	$1,024.18	$1,023.83	$1,023.83	$1,023.83
Annualized expense ratio (%)	.14	.19	.26	.26	.26
Dreyfus Institutional Reserves
Treasury Fund
Expenses paid per $1,000†	$.71	$.87	$.87	$.81	$.87
Ending value (after expenses)	$1,024.43	$1,024.28	$1,024.28	$1,024.33	$1,024.28
Annualized expense ratio (%)	.14	.17	.17	.16	.17
Dreyfus Institutional Reserves
Treasury Prime Fund
Expenses paid per $1,000†	$.51	$.51	$ —	$.51	—
Ending value (after expenses)	$1,024.63	$1,024.63	$ —	$1,024.63	—
Annualized expense ratio (%)	.10	.10	—	.10	—

† Expenses are equal to each fund’s annualized expense ratios as shown above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Funds	7

STATEMENT OF INVESTMENTS

December 31, 2012

	Principal
Dreyfus Institutional Reserves Money Fund	Amount ($)		Value ($)
Negotiable Bank Certificates of Deposit—33.5%
Bank of Montreal (Yankee)
0.36%, 2/15/13	50,000,000	[a]	50,000,000
Bank of Nova Scotia (Yankee)
0.59%, 1/2/13	50,000,000	[a]	50,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.25%, 1/7/13	100,000,000		100,000,000
Canadian Imperial Bank of Commerce (Yankee)
0.54%, 1/2/13	100,000,000	[a]	100,000,000
Chase Bank USA
0.20%, 2/20/13	100,000,000		100,000,000
Credit Suisse New York (Yankee)
0.33%, 4/2/13	50,000,000		50,000,000
Norinchukin Bank (Yankee)
0.27%, 1/23/13—2/6/13	100,000,000		100,000,000
State Street Bank and Trust Co. (Yankee)
0.19%, 3/11/13	50,000,000		50,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.24%, 1/23/13	100,000,000	[b]	100,000,000
Svenska Handelsbanken (Yankee)
0.23%, 2/8/13	100,000,000	[b]	100,000,000
Toronto Dominion Bank (Yankee)
0.28%, 6/20/13	50,000,000		50,000,000
Westpac Banking Corp. (Yankee)
0.61%, 1/2/13	75,000,000	[a,b]	75,000,000
Total Negotiable Bank Certificates of Deposit
(cost $925,000,000)			925,000,000

Commercial Paper—16.3%
ANZ International Ltd.
0.27%, 6/3/13	100,000,000	[b]	99,885,250
Bank of Nova Scotia
0.02%, 1/2/13	50,000,000		49,999,972
Commonwealth Bank of Australia
0.36%, 3/5/13	100,000,000	[a,b]	100,000,000
General Electric Capital Corp.
0.32%, 1/30/13	75,000,000		74,980,667
National Australia Bank
0.31%, 2/11/13	100,000,000	[a]	100,000,000
Westpac Banking Corp.
0.38%, 10/31/13	25,000,000	[a,b]	25,000,000
Total Commercial Paper
(cost $449,865,889)			449,865,889

Asset-Backed Commercial Paper—7.2%
Metlife Short Term Funding LLC
0.18%, 1/25/13	100,000,000	[b]	99,988,000
Northern Pines Funding LLC
0.20%, 1/3/13	100,000,000		99,998,889
Total Asset-Backed Commercial Paper
(cost $199,986,889)			199,986,889

	Principal
Dreyfus Institutional Reserves Money Fund (continued)	Amount ($)	Value ($)

Time Deposits—1.0%
Bank of America N.A. (Grand Cayman)
0.01%, 1/2/13
(cost $27,000,000)	27,000,000	27,000,000

U.S. Government Agency—9.2%
Federal Home Loan Mortgage Corp.
0.12%-0.39%, 1/2/13-6/18/13
(cost $254,001,104)	254,000,000 [a,c]	254,001,104

U.S. Treasury Bills—1.8%
0.001%, 1/10/13
(cost $49,999,988)	50,000,000	49,999,988

U.S. Treasury Notes—7.3%
0.16%, 1/31/13
(cost $200,442,070)	200,000,000	200,442,070

Repurchase Agreements—23.5%
ABN AMRO Bank N.V.
0.17%, dated 12/31/12, due 1/2/13 in the amount of $250,002,361 (fully collateralized
by $254,999,000 U.S. Treasury Notes, 0.13%, due 9/30/13, value $255,000,003)	250,000,000	250,000,000
RBC Capital Markets
0.15%, dated 12/31/12, due 1/2/13 in the amount of $300,002,500 (fully collateralized by
$290,802,000 U.S. Treasury Notes, 2%-2.63%, due 12/31/14-4/30/16, value $306,000,034)	300,000,000	300,000,000
TD Securities (USA) LLC
0.17%, dated 12/31/12, due 1/2/13 in the amount of $100,000,944 (fully collateralized by
$44,541,800 U.S. Treasury Inflation Protected Securities, 3.63%, due 4/15/28, value $102,000,058)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $650,000,000)		650,000,000
Total Investments (cost $2,756,295,940)	99.8%	2,756,295,940
Cash and Receivables (Net)	.2%	4,113,632
Net Assets	100.0%	2,760,409,572

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2012, these securities amounted to $599,873,250 or 21.7% of net assets.
c The Federal Housing Finance Agency (“FHFA”) placed Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the
conservator.As such, the FHFA oversees the continuing affairs of these companies.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	48.1	Asset-Backed/Insurance	3.6
Repurchase Agreements	23.5	Finance	2.7
U.S. Government/Agency	18.3
Asset-Backed/Banking	3.6		99.8

† Based on net assets.
See notes to financial statements.

The Funds	9

STATEMENT OF INVESTMENTS

December 31, 2012

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund	Purchase (%)	Amount ($)	Value ($)

U.S. Treasury Bills—36.6%
1/3/13	0.06	100,000,000	99,999,694
1/24/13	0.14	50,000,000	49,995,688
3/14/13	0.03	100,000,000	99,995,000
3/28/13	0.13	100,000,000	99,970,139
4/11/13	0.14	100,000,000	99,961,111
Total U.S. Treasury Bills
(cost $449,921,632)			449,921,632

U.S. Treasury Notes—10.5%
1/15/13	0.16	50,000,000	50,023,123
2/15/13	0.19	54,000,000	54,078,101
4/30/13	0.22	25,000,000	25,237,857
Total U.S. Treasury Notes
(cost $129,339,081)			129,339,081

Repurchase Agreements—52.8%
ABN AMRO Bank N.V.
dated 12/31/12, due 1/2/13 in the amount of
$150,001,417 (fully collateralized by $147,719,000
U.S. Treasury Notes, 0.13%-2%, due 9/30/13-4/30/16,
value $153,000,102)	0.17	150,000,000	150,000,000
BNP Paribas
dated 12/31/12, due 1/2/13 in the amount of
$100,000,833 (fully collateralized by $99,777,400
U.S. Treasury Notes, 1%, due 8/31/16,
value $102,000,058)	0.15	100,000,000	100,000,000
Citibank, NA
dated 12/31/12, due 1/2/13 in the amount of
$110,001,039 (fully collateralized by $112,099,700
U.S. Treasury Notes, 0.25%, due 9/15/14,
value $112,200,024)	0.17	110,000,000	110,000,000

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Fund (continued)	Purchase (%)	Amount ($)	Value ($)

Repurchase Agreements (continued)
Deutsche Bank Securities Inc.
dated 12/31/12, due 1/2/13 in the amount of
$100,000,833 (fully collateralized by $101,865,000
U.S. Treasury Notes, 0.63%, due 8/31/17,
value $102,000,007)	0.15	100,000,000	100,000,000
Goldman, Sachs & Co.
dated 12/31/12, due 1/2/13 in the amount of
$90,000,600 (fully collateralized by $89,588,400 U.S.
Treasury Notes, 0.25%-1.88%, due 9/15/15-10/31/17,
value $91,800,065)	0.12	90,000,000	90,000,000
Morgan Stanley
dated 12/31/12, due 1/2/13 in the amount of
$100,001,000 (fully collateralized by $101,820,900
U.S. Treasury Notes, 0.25%-1.63%, due 9/15/15-8/15/22,
value $102,000,029)	0.18	100,000,000	100,000,000
Total Repurchase Agreements
(cost $650,000,000)			650,000,000

Total Investments (cost $1,229,260,713)		99.9%	1,229,260,713

Cash and Receivables (Net)		.1%	792,153

Net Assets		100.0%	1,230,052,866

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Repurchase Agreements	52.8	U.S. Treasury Notes	10.5
U.S. Treasury Bills	36.6		99.9
† Based on net assets.
See notes to financial statements.

The Funds	11

STATEMENT OF INVESTMENTS

December 31, 2012

	Annualized
	Yield on
	Date of	Principal
Dreyfus Institutional Reserves Treasury Prime Fund	Purchase (%)	Amount ($)	Value ($)
U.S. Treasury Bills—99.9%
1/3/13	0.06	320,000,000	319,998,954
1/10/13	0.05	50,000,000	49,999,375
1/17/13	0.02	70,000,000	69,999,289
2/7/13	0.01	8,000,000	7,999,897
2/14/13	0.10	86,000,000	85,989,898
2/21/13	0.12	28,000,000	27,995,276
2/28/13	0.12	6,000,000	5,998,888
3/7/13	0.06	16,000,000	15,998,185
3/14/13	0.14	30,000,000	29,991,900
3/28/13	0.08	15,000,000	14,997,133
4/4/13	0.14	20,000,000	19,992,896
Total Investments (cost $648,961,691)		99.9%	648,961,691
Cash and Receivables (Net)		.1%	339,633
Net Assets		100.0%	649,301,324

Portfolio Summary (Unaudited)†
Value (%)
U.S. Treasury Bills	99.9

† Based on net assets.
See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2012

			Dreyfus		Dreyfus
	Dreyfus		Institutional		Institutional
	Institutional		Reserves		Reserves
	Reserves		Treasury		Treasury
	Money Fund		Fund		Prime Fund
Assets ($):
Investments in securities at value—Note 1(a,b)†	2,756,295,940	[a]	1,229,260,713	[a]	648,961,691
Cash	1,151,761		210,018		390,335
Interest receivable	3,426,457		734,716		—
	2,760,874,158		1,230,205,447		649,352,026
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)	464,586		152,581		45,594
Payable for shares of Beneficial Interest redeemed	—		—		5,108
	464,586		152,581		50,702
Net Assets ($)	2,760,409,572		1,230,052,866		649,301,324
Composition of Net Assets ($):
Paid-in capital	2,760,531,664		1,230,406,921		649,306,396
Accumulated net realized gain (loss) on investments	(122,092)		(354,055)		(5,072)
Net Assets ($)	2,760,409,572		1,230,052,866		649,301,324
Net Asset Value Per Share
Institutional Shares
Net Assets ($)	760,600,508		112,618,131		273,336,846
Shares Outstanding	760,117,517		112,585,384		273,342,425
Net Asset Value Per Share ($)	1.00		1.00		1.00
Hamilton Shares
Net Assets ($)	1,469,810,656		129,500,932		43,442,482
Shares Outstanding	1,468,897,169		129,469,796		43,442,566
Net Asset Value Per Share ($)	1.00		1.00		1.00
Agency Shares
Net Assets ($)	22,295,193		3,466,730		—
Shares Outstanding	22,283,389		3,466,009		—
Net Asset Value Per Share ($)	1.00		1.00		—
Premier Shares
Net Assets ($)	337,836,817		819,531,779		332,521,996
Shares Outstanding	337,579,286		819,347,881		332,521,405
Net Asset Value Per Share ($)	1.00		1.00		1.00
Classic Shares
Net Assets ($)	169,866,398		164,935,294		—
Shares Outstanding	169,755,586		164,895,034		—
Net Asset Value Per Share ($)	1.00		1.00		—
† Investments at cost ($)	2,756,295,940		1,229,260,713		648,961,691

a Amount includes repurchase agreements of $650,000,000 for Dreyfus Institutional Reserves Money Fund and $650,000,000 for Dreyfus Institutional Reserves Treasury Fund.
See Note 1(b).

See notes to financial statements.

The Funds	13

STATEMENTS OF OPERATIONS

Year Ended December 31, 2012

		Dreyfus	Dreyfus
	Dreyfus	Institutional	Institutional
	Institutional	Reserves	Reserves
	Reserves	Treasury	Treasury
	Money Fund	Fund	Prime Fund
Investment Income ($):
Interest Income	8,046,283	1,729,378	553,264
Expenses:
Management fee—Note 2(a)	4,307,122	1,756,683	1,184,450
Service Plan fees—Note 2(b)	3,142,407	3,468,403	809,248
Trustees’ fees—Note 2(c)	84,720	36,516	19,948
Total Expenses	7,534,249	5,261,602	2,013,646
Less—reduction in expenses due to undertaking—Note 2(a)	(1,582,558)	(3,519,752)	(1,440,703)
Less—Trustees’ fees reimbursed by the Manager—Note 2(c)	(84,720)	(36,516)	(19,948)
Net Expenses	5,866,971	1,705,334	552,995
Investment Income—Net	2,179,312	24,044	269
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	(107,615)	27,750	3,581
Net Increase in Net Assets Resulting from Operations	2,071,697	51,794	3,850

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Dreyfus Institutional
	Reserves Money Fund
	Year Ended December 31,
	2012	2011
Operations ($):
Investment income—net	2,179,312	4,101,311
Net realized gain (loss) on investments	(107,615)	963,732
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,071,697	5,065,043
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(1,057,983)	(1,977,556)
Hamilton Shares	(1,120,946)	(2,120,531)
Agency Shares	(185)	(3,001)
Premier Shares	(155)	(171)
Classic Shares	(43)	(52)
Total Dividends	(2,179,312)	(4,101,311)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	4,533,901,564	8,131,492,765
Hamilton Shares	7,758,824,280	13,498,080,803
Agency Shares	60,314,069	65,669,411
Premier Shares	1,579,195,945	2,054,081,478
Classic Shares	1,328,501,207	1,874,781,059
Dividends reinvested:
Institutional Shares	7,142	60,261
Hamilton Shares	27,752	31,283
Premier Shares	5	7
Classic Shares	43	52
Cost of shares redeemed:
Institutional Shares	(4,541,056,594)	(9,200,765,435)
Hamilton Shares	(8,112,419,850)	(15,156,623,317)
Agency Shares	(59,811,692)	(71,383,810)
Premier Shares	(1,657,664,748)	(2,241,217,463)
Classic Shares	(1,336,030,495)	(1,946,721,096)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(446,211,372)	(2,992,514,002)
Total Increase (Decrease) In Net Assets	(446,318,987)	(2,991,550,270)
Net Assets ($):
Beginning of Period	3,206,728,559	6,198,278,829
End of Period	2,760,409,572	3,206,728,559
See notes to financial statements.

The Funds	15

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Dreyfus Institutional		Dreyfus Institutional
	Reserves Treasury Fund		Reserves Treasury Prime Fund
	Year Ended December 31,		Year Ended December 31,
	2012	2011	2012 [a]	2011
Operations ($):
Investment income—net	24,044	16,694	269	310
Net realized gain (loss) on investments	27,750	72,761	3,581	270
Net Increase (Decrease) in Net Assets
Resulting from Operations	51,794	89,455	3,850	580
Dividends to Shareholders from ($):
Investment income—net:
Institutional Shares	(23,348)	(15,214)	(147)	(201)
Hamilton Shares	(348)	(1,114)	(23)	(10)
Agency Shares	—	(3)	—	—
Premier Shares	(293)	(303)	(99)	(99)
Classic Shares	(55)	(60)	—	—
Total Dividends	(24,044)	(16,694)	(269)	(310)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Shares	743,562,547	470,768,099	1,274,031,211	1,942,301,935
Hamilton Shares	538,876,412	1,286,143,083	430,655,103	215,343,820
Agency Shares	7,601,847	408,357,550	—	—
Premier Shares	2,612,184,706	3,031,354,894	1,199,246,774	1,240,665,940
Classic Shares	726,318,862	886,248,162	—	—
Dividends reinvested:
Institutional Shares	27	32	12	24
Hamilton Shares	80	169	—	—
Premier Shares	5	7	—	—
Classic Shares	51	55	—	—
Cost of shares redeemed:
Institutional Shares	(756,425,994)	(568,241,523)	(1,580,678,044)	(1,876,726,843)
Hamilton Shares	(691,086,646)	(1,279,545,554)	(411,846,169)	(232,609,388)
Agency Shares	(7,598,965)	(410,260,227)	(6,250)	—
Premier Shares	(2,817,198,727)	(2,904,727,028)	(1,110,853,469)	(1,252,051,781)
Classic Shares	(765,025,632)	(897,905,118)	—	—
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(408,791,427)	22,192,601	(199,450,832)	36,923,707
Total Increase (Decrease) In Net Assets	(408,763,677)	22,265,362	(199,447,251)	36,923,977
Net Assets ($):
Beginning of Period	1,638,816,543	1,616,551,181	848,748,575	811,824,598
End of Period	1,230,052,866	1,638,816,543	649,301,324	848,748,575

a Effective as of the close of business on November 13, 2012,Agency Shares of Dreyfus Institutional Reserves Treasury Prime Fund were terminated.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

Please note that the financial highlights information in the following tables for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund’s (the “funds”) Institutional, Hamilton, Agency, Premier and Classic shares represent the financial highlights of the funds’ predecessor, BNY Hamilton Funds, before the funds commenced operation as of the close of business on September 12, 2008, and represent the performance of the funds’ Institutional, Hamilton, Agency, Premier and Classic shares threafter.Total return shows how much an investment in the funds’ Institutional, Hamilton,Agency, Premier and Classic shares would have increased (or decreased) during each period, assuming all dividends and distributions were reinvested.

		Per Share Data ($)							Ratios/Supplemental Data (%)
								Ratio of	Ratio of	Ratio of Net
	Net Asset			Dividends	Net Asset			Total	Net	Investment		Net Assets
	Value	Net		from Net	Value			Expenses	Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($x1,000)

Dreyfus Institutional
Reserves Money Fund
Institutional Shares
Year Ended December 31,
2012	1.00	.001		(.001)	1.00	.12		.14	.14	.12		760,601
2011	1.00	.001		(.001)	1.00	.11		.14	.14	.12		767,737
2010	1.00	.002		(.002)	1.00	.21		.14	.14	.19		1,836,863
2009	1.00	.006		(.006)	1.00	.57		.17	.17	.61		2,451,271
2008	1.00	.028		(.028)	1.00	2.86		.15	.15	2.84		3,513,565
Hamilton Shares
Year Ended December 31,
2012	1.00	.001		(.001)	1.00	.07		.19	.19	.07		1,469,811
2011	1.00	.001		(.001)	1.00	.07		.19	.19	.08		1,823,501
2010	1.00	.002		(.002)	1.00	.15		.19	.19	.15		3,481,446
2009	1.00	.005		(.005)	1.00	.51		.21	.21	.50		5,501,158
2008	1.00	.028		(.028)	1.00	2.81		.20	.20	2.87		4,038,235
Agency Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.26	.00	[b]	22,295
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.29	.24	.01		21,794
2010	1.00	.001		(.001)	1.00	.06		.29	.28	.05		27,498
2009	1.00	.004		(.004)	1.00	.42		.32	.31	.42		42,799
2008	1.00	.027		(.027)	1.00	2.70		.30	.30	3.31		53,413
Premier Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.26	.00	[b]	337,837
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.26	.00	[b]	416,300
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.33	.00	[b]	603,226
2009	1.00	.003		(.003)	1.00	.31		.47	.44	.36		828,469
2008	1.00	.025		(.025)	1.00	2.55		.45	.45	2.60		1,797,040
Classic Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.26	.00	[b]	169,866
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.26	.00	[b]	177,397
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.33	.00	[b]	249,246
2009	1.00	.002		(.002)	1.00	.18		.72	.57	.18		537,810
2008	1.00	.023		(.023)	1.00	2.30		.70	.70	2.34		694,590

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	17

FINANCIAL HIGHLIGHTS (continued)

Per Share Data ($)

Ratios/Supplemental Data (%)

								Ratio of	Ratio of	Ratio of Net
	Net Asset			Dividends	Net Asset			Total	Net	Investment		Net Assets
	Value	Net		from Net	Value			Expenses	Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($x1,000)

Dreyfus Institutional
Reserves Treasury Fund
Institutional Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.01		.14	.12	.02		112,618
2011	1.00	.000	[a]	(.000)[a]	1.00	.01		.14	.10	.01		125,472
2010	1.00	.001		(.001)	1.00	.05		.14	.13	.04		222,951
2009	1.00	.001		(.001)	1.00	.06		.15	.15	.06		504,846
2008	1.00	.016		(.016)	1.00	1.59		.16	.16	1.60		217,234
Hamilton Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.14	.00	[b]	129,501
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.19	.10	.00	[b]	281,715
2010	1.00	.000	[a]	(.000)[a]	1.00	.02		.19	.18	.01		275,160
2009	1.00	.000	[a]	(.000)[a]	1.00	.03		.20	.19	.03		663,017
2008	1.00	.015		(.015)	1.00	1.54		.20	.20	1.57		745,179
Agency Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.14	.00	[b]	3,467
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.12	.00	[b]	3,464
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.29	.19	.00	[b]	5,366
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.32	.24	.01		6,925
2008	1.00	.014		(.014)	1.00	1.44		.30	.30	1.57		57,195
Premier Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.14	.00	[b]	819,532
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.09	.00	[b]	1,024,524
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.44	.19	.00	[b]	897,799
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.22	.00	[b]	1,181,422
2008	1.00	.013		(.013)	1.00	1.30		.45	.44	1.35		1,688,060
Classic Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.14	.00	[b]	164,935
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.10	.00	[b]	203,642
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.69	.18	.00	[b]	215,275
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.71	.22	.00	[b]	337,261
2008	1.00	.011		(.011)	1.00	1.11		.70	.63	1.06		509,762

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

		Per Share Data ($)							Ratios/Supplemental Data (%)
								Ratio of	Ratio of	Ratio of Net
	Net Asset			Dividends	Net Asset			Total	Net	Investment		Net Assets
	Value	Net		from Net	Value			Expenses	Expenses	Income to		End of
	Beginning	Investment		Investment	End	Total		to Average	to Average	Average		Period
	of Period	Income		Income	of Period	Return (%)		Net Assets	Net Assets	Net Assets		($x1,000)

Dreyfus Institutional Reserves
Treasury Prime Fund
Institutional Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.07	.00	[b]	273,337
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.07	.00	[b]	579,982
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.16	.13	.00	[b]	514,407
2009	1.00	.000	[a]	(.000)[a]	1.00	.03		.17	.16	.04		556,723
2008	1.00	.014		(.014)	1.00	1.41		.19	.17	.85		866,681
Hamilton Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.08	.00	[b]	43,442
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.08	.00	[b]	24,633
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.20	.13	.00	[b]	41,899
2009	1.00	.000	[a]	(.000)[a]	1.00	.01		.21	.17	.02		11,462
2008	1.00	.014		(.014)	1.00	1.37		.25	.21	1.03		36,992
Premier Shares
Year Ended December 31,
2012	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.08	.00	[b]	332,522
2011	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.07	.00	[b]	244,127
2010	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.45	.13	.00	[b]	255,513
2009	1.00	.000	[a]	(.000)[a]	1.00	.00	[b]	.46	.18	.00	[b]	290,749
2008	1.00	.011		(.011)	1.00	1.11		.50	.46	.88		371,388

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.

See notes to financial statements.

The Funds	19

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional ReservesTreasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund (each, a “fund”), each a separate series of Dreyfus Institutional Reserves Funds (the “Company”), are registered under the Investment Company Act of 1940, as amended (the “Act”). Each fund is a diversified open-end management investment company. Each fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the funds’ investment adviser.

Effective as of the close of business on November 13, 2012, the Company’s Board of Trustees (the “Board”) approved the termination of Agency Shares of Dreyfus Institutional Reserves Treasury Prime Fund.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of each fund’s shares, which are sold to the public without a sales charge. Each fund offers Institutional shares, Hamilton shares and Premier shares. In addition, Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund also offer Agency shares and Classic shares. Each fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest. Hamilton shares, Agency shares, Premier shares and Classic shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act.

It is each fund’s policy to maintain a continuous net asset value per share of $1.00 for each class; each fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that each fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The funds’ financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The funds’ maximum exposure under these arrangements is unknown. The funds do not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Table 1 summarizes the inputs used as of December 31, 2012 in valuing each fund’s investments.

(b) Securities transactions and investment income:

Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

Table 1—Fair Value Measurements

Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional ReservesTreasury Fund may enter into repurchase agreements with financial institutions, deemed to be creditwor-thy by the Manager, subject to the seller’s agreement to repurchase and the funds’ agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Expenses: The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series operations; expenses which are applicable to all series are allocated among them on a pro rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

(d) Dividends to shareholders: It is the policy of each fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue

		Short-Term Investments ($)†
	Level 1—	Level 2—Other
	Unadjusted	Significant	Level 3—Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Dreyfus Institutional Reserves Money Fund	—	2,756,295,940	—	2,756,295,940
Dreyfus Institutional Reserves Treasury Fund	—	1,229,260,713	—	1,229,260,713
Dreyfus Institutional Reserves Treasury Prime Fund	—	648,961,691	—	648,961,691

† See Statement of Investments for additional detailed categorizations.
At December 31, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The Funds	21

NOTES TO FINANCIAL STATEMENTS (continued)

Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of each fund not to distribute such gains.

(e) Federal income taxes: It is the policy of each fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.

As of and during the period ended December 31, 2012, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended December 31, 2012 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At December 31, 2012, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), each fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

Table 2 summarizes each fund’s accumulated capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2012.

The tax character of distributions paid to shareholders for each fund during the fiscal periods ended December 31, 2012 and December 31, 2011 were all ordinary income.

At December 31, 2012, the cost of investments for federal income tax purposes for each fund was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee for Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund is computed at the annual rates of .14%, .14% and .16%, respectively, of the value of each fund’s average daily net assets and is payable monthly.

As to each fund, unless the Manager gives a fund’s investors 90 days notice to the contrary, the Manager, and not the fund, will be liable for fund expenses (exclusive of taxes, brokerage fees and extraordinary expenses) other than the following expenses, which will be borne by the fund: the management fee, and with respect to the funds’ Hamilton shares, Agency shares, Premier shares and Classic shares, Service Plan expenses.

Table 2—Capital Loss Carryover

				Expiring in fiscal year:†
							Post-Enactment
							Short-Term
	2013	2014	2015	2016	2017	2018	Losses ($)†† Total
Dreyfus Institutional Reserves Money Fund††	—	—	14,477	—	—	—	107,615	122,092
Dreyfus Institutional Reserves Treasury Fund	27,071	214,708	112,276	—	—	—	—	354,055
Dreyfus Institutional Reserves Treasury Prime Fund	—	—	—	5,056	—	16	—	5,072

† If not applied, the carryovers expire in the above years.
†† Dreyfus Institutional Reserves Money Fund has $107,615 of post-enactment short-term capital losses which can be carried forward for an unlimited period.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time. Table 3 summarizes the reduction in expenses for each relevant class of each fund pursuant to the undertakings during the period ended December 31, 2012.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, Hamilton shares,Agency shares, Premier shares and Classic shares of each fund pay the Distributor for distributing their shares, for servicing and/or maintaining shareholder accounts and for advertising and marketing. For Dreyfus Institutional Reserves Money Fund and Dreyfus Institutional Reserves Treasury Fund, the Service Plan provides for payments to be made at annual rates of .05%, .15%, .30% and .55% of the value of such class’ average daily net assets of the Hamilton, Agency, Premier and Classic shares, respectively. The Service Plan provides for payments to be made at annual rates of .04% and .29% for Dreyfus Institutional Reserves Treasury Prime Fund’s Hamilton and Premier shares’ average daily net assets, respectively.The fees payable under the Service Plan are payable without regard to actual expenses incurred. Table 4 summarizes the amount each fund was charged pursuant to the Service Plan during the period ended December 31, 2012.

Table 5 summarizes the components of “Due toThe Dreyfus Corporation and affiliates” in the Statements of Assets and Liabilities for each fund.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Currently, Board members fees are borne by the Manager as to each fund pursuant to an undertaking in effect.

Table 3—Expense Reductions

	Institutional	Hamilton	Agency	Premier	Classic
	Shares ($)	Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund	—	6,097	6,161	773,025	797,275
Dreyfus Institutional Reserves Treasury Fund	20,560	71,419	4,910	2,428,619	994,244
Dreyfus Institutional Reserves Treasury Prime Fund	367,837	76,825	12	996,029	—

Table 4—Service Plan Fees

		Hamilton	Agency	Premier	Classic
		Shares ($)	Shares ($)	Shares ($)	Shares ($)
Dreyfus Institutional Reserves Money Fund		785,108	31,487	1,302,402	1,023,410
Dreyfus Institutional Reserves Treasury Fund		66,963	4,794	2,407,369	989,277
Dreyfus Institutional Reserves Treasury Prime Fund		26,412	7	782,829	—

Table 5—Due to The Dreyfus Corporation and Affiliates

		Management	Service Plan		Less Expense
			Fees ($)	Fees ($)	Reimbursement ($)
Dreyfus Institutional Reserves Money Fund		338,137		269,754	(143,305)
Dreyfus Institutional Reserves Treasury Fund		132,144		277,273	(256,836)
Dreyfus Institutional Reserves Treasury Prime Fund		86,588		84,372	(125,366)

The Funds	23

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees Dreyfus Institutional Reserves Funds:

Dreyfus Institutional Reserves Money Fund Dreyfus Institutional Reserves Treasury Fund Dreyfus Institutional Reserves Treasury Prime Fund

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Dreyfus Institutional Reserves Funds (comprising, respectively, Dreyfus Institutional Reserves Money Fund, Dreyfus Institutional Reserves Treasury Fund and Dreyfus Institutional Reserves Treasury Prime Fund) as of December 31, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective series constituting Dreyfus Institutional Reserves Funds at December 31, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

February 27, 2013

IMPORTANT TAX INFORMATION (Unaudited)

Dreyfus Institutional Reserves Money Fund

For federal tax purposes, the fund hereby reports 94.28% of ordinary income dividends paid during the fiscal year ended December 31, 2012 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Fund

For federal tax purposes, the fund hereby designates 100% of ordinary income dividends paid during the fiscal year ended December 31, 2012 as qualifying “interest related dividends”.

Dreyfus Institutional Reserves Treasury Prime Fund

For federal tax purposes, the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended December 31, 2012 as qualifying interest related dividends. For state individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended December 31, 2012 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California, Connecticut and the District of Columbia.

The Funds	25

PROXY RESULTS (Unaudited)

The Company held a special meeting of shareholders on August 3, 2012.The proposal considered at the meeting, and the results, are as follows:

		Shares
	Votes For		Authority Withheld
To elect additional Board Members:
Gordon J. Davis†	1,062,270,167		9,366,674
Nathan Leventhal†	1,062,150,466		9,486,375
Benaree Pratt Wiley†	1,057,906,439		13,730,402

† Each new Board Member’s term commenced on September 1, 2012.

In addition Joseph S. DiMartino, Clifford L.Alexander, Jr.,Whitney I. Gerard and George L. Perry continue as Board Members of the Company.

INFORMATION ABOUT THE RENEWAL OF
THE FUNDS’ MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the funds’ Board of Trustees held on July 18 and 19, 2012, the Board considered the renewal of each fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (each, the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the funds, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of each Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to each Fund. The Board considered information previously provided to them in presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and Dreyfus representatives confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in each fund, each fund’s asset size and the allocation of fund assets among distribution channels for each fund. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the funds and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the funds.

The Board also considered research support available to, and portfolio management capabilities of, each fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio.

For each fund, the Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2012, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Groups and Performance Universes and the Expense Groups and Expense Universes.

For each fund, Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Funds	27

INFORMATION ABOUT THE RENEWAL OF THE FUNDS MANAGEMENT AGREEMENT (Unaudited) (continued)

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to each fund and its comparison funds.The Board discussed the results of the comparisons and noted that each fund’s total return performance was variously above, at and below the Performance Group and Performance Universe medians, noting that in each instance when performance was below the median it was below the median by only one basis point.

Dreyfus Institutional Reserves Treasury Prime Fund

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was above the Expense Group median and below the Expense Universe median and the fund’s total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus Institutional Reserves Treasury Fund

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was at the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Dreyfus Institutional Reserves Money Fund

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was below the Expense Group median and the fund’s actual management fee and total expenses were below the Expense Group and Expense Universe medians. The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing each fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit.The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the fee waiver and expense reimbursement arrangement and its effect on Dreyfus’ profitability. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board should consider the profitability analysis (1) as part of the evaluation of whether the fees under each Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each fund and the extent to which economies of scale would be realized if a fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in a fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the funds’ investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of each Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with each fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of each fund had been adequately consid- ered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the funds and the services provided to the funds by Dreyfus.The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of each fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for these funds had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined that renewal of each Agreement was in the best interests of the relevant fund and its respective shareholders.

The Funds	29

BOARD MEMBERS INFORMATION (Unaudited)

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009; from April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 69 investment companies (comprised of 150 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since February 1988.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Assistant General Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 50 years old and has been an employee of the Manager since February 1984.

KIESHA ASTWOOD, Vice President and Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 39 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. She is 57 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since January 2008.

Senior Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 2000.

JOHN B. HAMMALIAN, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and Assistant Secretary since January 2008.

Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 60 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since January 2008.

Senior Managing Counsel of BNY Mellon, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since January 2008.

Director – Mutual Fund Accounting of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since January 2008.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since January 2008.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since January 2008.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 70 investment companies (comprised of 177 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since January 2008.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (70 investment companies, comprised of 177 portfolios). He is 55 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

MATTHEW D. CONNOLLY, Anti-Money Laundering Compliance Officer since April 2012.

Anti-Money Laundering Compliance Officer of the Distributor since October 2011; from March 2010 to September 2011, Global Head, KYC Reviews and Director, UBS Investment Bank; until March 2010,AML Compliance Officer and Senior Vice President, Citi Global Wealth Management. He is an officer of 66 investment companies (comprised of 173 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Distributor since October 2011.

The Funds	31

For More Information

Ticker Symbols:	Institutional	Hamilton	Agency	Premier	Classic
Dreyfus Institutional Reserves Money Fund	DSVXX	DSHXX	DRGXX	DERXX	DLSXX
Dreyfus Institutional Reserves Treasury Fund	DNSXX	DHLXX	DGYXX	DRRXX	DSSXX
Dreyfus Institutional Reserves Treasury Prime Fund	DUPXX	DHMXX		DMEXX

Telephone Call your Dreyfus Cash Investment Services Division representative or 1-800-346-3621
E-mail Access Dreyfus Cash Investment Services Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.
Mail Dreyfus Cash Investment Services Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Each fund will disclose daily, on www.dreyfus.com, the complete schedule of each fund’s holdings as of the end of the previous business day. The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,936 in 2011 and $92,571 in 2012.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,000 in 2011 and $18,000 in 2012. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $10,525 in 2011 and $10,002 in  2012. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2011 and $0 in 2012.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,579 in 2011 and $102 in 2012. [These services consisted of a review of the Registrant's anti-money laundering program].

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2011 and $200,000 in 2012.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were  $21,812,128 in 2011 and $49,204,697 in 2012.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.            Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.            Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.            Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.            Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Reserves Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 26, 2013

By: /s/ James Windels
James Windels, Treasurer
Date:	February 26, 2013

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)